Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity
Note 11	Equity

Preferred Stock

The Company has Series A Convertible Preferred Stock (“Series A Preferred”) outstanding. The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.0001. The Company has allocated 6,500 of such shares for the Series A Preferred and 6,158 shares for Series A Preferred were issued and outstanding as of June 30, 2024.

Series A Preferred Stock

The Series A Preferred has the following rights and privileges:

Voting — Series A preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Corporation, including any action with respect to the election of directors to the Board of Directors of the Corporation. With respect to any vote with the class of Common Stock, each Preferred Share shall entitle the holder thereof to cast that number of votes per share as is equal to the number of shares of Common Stock into which it is then convertible (subject to the ownership limitations specified 4.99%) using the record date for determining the stockholders of the Company eligible to vote on such matters as the date as of which the Conversion Price is calculated.

Dividend — Series A preferred stockholders shall be entitled to receive cumulative participating dividends when and if declared. Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation — In the event of a Liquidation Event, the Holders shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of Junior Stock, but junior with respect to any Senior Preferred Stock then outstanding, an amount per Preferred Share equal to the amount per share such Holder would receive if such Holder converted such Preferred Share into Common Stock immediately prior to the date of such payment.

Conversion — Series A preferred stock is convertible into common stock at the option of the holder, at the initial rate of $10.00 per share, with an alternate optional conversion, with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the price computed as the quotient of (I) the sum of the VWAP of the Common Stock for each of the three (3) Trading Days with the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3) (such period, the “Alternate Conversion Measuring Period”). All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Alternate Conversion Measuring Period.

Common Stock

The Company is authorized to issue 100,000,000 common shares with a par value of $0.0001 per share. In connection with the business combination with DHAC which resulted in a reverse recapitalization, VSee Lab converted the 371,715 shares of Series A preferred stock and 1,228,492 Series A-1 Preferred Stock into VSee Lab Class A common stock for a total of 12,165,889 common stock, which resulted in 4,879,067 shares of Company Common Stock based on an exchange ratio of 0.40. For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the applicable exchange ratio.

As of June 30, 2024 and December 31, 2023, there were 14,806,820 and 4,639,643 shares of Common Stock outstanding.

Voting rights –   Each holder of Common Stock is entitled to one vote for each share of Common Stock held of record by such holder on all matters on which stockholders generally are entitled to vote. The holders of Common Stock do not have cumulative voting rights in the election of directors. Generally, all matters to be voted on by stockholders must be approved by a majority (or, in the case of election of directors, by a plurality) of the votes entitled to be cast by all stockholders present in person or represented by proxy, voting together as a single class.

Dividend Rights –    Subject to preferences that may be applicable to any outstanding Preferred Stock, the holders of shares of Common Stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by the Board out of funds legally available for such purposes.

Liquidation Rights –    In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of the Company’s debts and other liabilities, subject to prior distribution rights of Preferred Stock or any class or series of stock having a preference over the Common Stock, then outstanding, if any.

Other rights –    The holders of Common Stock have no pre-emptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the Common Stock. The rights, preferences and privileges of holders of the Common Stock will be subject to those of the holders of any shares of the Preferred Stock that the Company may issue in the future.

Stock Options

In June 2024, the DHAC board of directors and stockholders approved the VSee Health, Inc. 2024 Equity Incentive Plan (the “2024 Plan”). There are currently 2,544,021 shares reserved for issuance under the 2024 Plan. At the Closing of the Business Combination on June 24, 2024, the Company granted 803,646 stock options with an exercise price equal to $12.11 pursuant to the 2024 Equity Incentive Plan to the individuals, in the amounts, and on the terms set forth in the Business Combination Agreement.

The 2024 Plan provides for the grant of stock options, including options that are intended to qualify as “incentive stock options” under Section 422 of the Code, as well as non-qualified stock options. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award.

		Weighted
		Average
	Number of	Exercise
	Options	Price
Outstanding, December 31, 2023	—	$—
Granted	803,646	12.11
Forfeited	—	—
Outstanding, June 30, 2024	803,646	$12.11

Exercisable, June 30, 2024	629,344	$12.11

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2023	—	$—	—	$—
Outstanding, June 30, 2024	803,646	$12.11	9.99	$—

Exercisable, June 30, 2023	629,344	$12.11	9.99	$—

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that had exercise prices that were lower than the per share fair value of the common stock on the related measurement date.

In accordance with ASC 718, 174,302 of the options granted are awards granted with a performance condition which will vest over one year from grant date. Two employees who received option at the closing included a performance condition, as such the unvested portion of the options is not considered part of the consideration paid and as such the proportional value of the unvested portion of the options will be recognized over the one-year service period. As of June 30, 2024 the amount was de minimis, as such compensation expense will be recognized going forward. The fair value of the unvested options was estimated using a Black-Scholes option model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates. Below are the key assumptions used in valuing the unvested options:

	As of
	June 24, 2024
Stock Price	$12.11
Exercise Price	$12.11
Volatility	105.00%
Risk free rate of return	4.46%
Expected term (in years)	3	years

As of June 30, 2024, unrecognized compensation cost related to the unvested options granted was approximately $1,394,222. The value of the fully vested options which were included as part of the recapitalization were valued at $5,034,045 on June 24, 2024 grant date and closing of the business combination. Share-based compensation expense of $31,989 was recognized for the three and six months ended June 30, 2024 and no share-based compensation expenses were recognized during the three and six months ended June 30, 2023.

VSee Lab, Inc
Equity

Note 3 Equity

Preferred Stock

The Company has two outstanding series of redeemable preferred stock. The Company has 1,701,715 shares of preferred stock authorized with a par value of $0.0001. The Company has allocated 371,715 shares for Series A preferred, and 1,330,000 shares for Series A-1 preferred.

Series A Preferred Stock

The Series A Preferred has the following rights and privileges:

Voting — Series A preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Corporation, including any action with respect to the election of directors to the Board of Directors of the Corporation.

Dividend — Series A preferred stockholders shall be entitled to receive non-cumulative dividends when and if declared at the annual rate of $0.0484 per share for Series A preferred stock, payable quarterly. Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation — In the event of any liquidation, dissolution or winding-up of the Company, the Series A preferred stockholders are entitled to distributions equal to their initial purchase price per share plus accrued and unpaid dividends (all amounts are prior and in preference to any distribution of any assets to the holders of the other series of preferred stock and common stock).

Conversion — Series A preferred stock is convertible into common stock at the option of the holder, except for mandatory conversion upon the earlier of an initial public offering or the date specified by written consent or agreement with majority stockholders. Upon conversion, all shares of Series A preferred stock would be converted automatically into a number of shares of common stock as determined by multiplying the number of shares of Series A preferred stock to be so converted by the Series A Original Issue Price and dividing the result by the applicable conversion price per share.

Series A-1 Preferred Stock

The Series A-1 Preferred has the following rights and privileges:

Voting — Series A-1 preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Corporation, including any action with respect to the election of directors to the Board of Directors of the Corporation.

Dividend — Series A preferred stockholders shall be entitled to receive non-cumulative dividends if and when declared at the annual rate of $0.239 per share for Series A-1 preferred stock, payable quarterly.

Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation — In the event of any liquidation, dissolution or winding-up of the Company, the Series A-1 preferred stockholders are entitled to distributions equal to their initial purchase price per share plus accrued and unpaid dividends (all amounts are prior and in preference to any distribution of any assets to the holders of the other series of preferred stock and common stock).

Conversion — Series A-1 preferred stock is convertible into common stock at the option of the holder, except for mandatory conversion upon the earlier of an initial public offering or the date specified by written consent or agreement of the majority stockholders. Upon conversion, all shares of Series A-1 preferred stock would be converted automatically into a number of shares of common stock as determined by multiplying the number of shares of Series A-1 preferred Stock to be so converted by the Series A-1 Original Issue Price and dividing the result by the applicable conversion price per share.